Net Income (loss) per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Basic:
Net income (loss) from continuing operations	$ 20,022	124,737	(744,090)	386,665
Net income from discontinued operations			127,553	29,665	(17,372)
Less: Net loss attributable to the noncontrolling interests	(926)	(5,773)	(317,163)	(5,978)
Net income (loss) attributable to the CNinsure Inc's shareholders	20,948	130,510	(299,374)	422,308
Weighted average number of ordinary shares outstanding	1,002,308,275	1,002,308,275	1,002,810,673	958,029,717
Basic net income (loss) from continuing operations per ordinary share (in RMB or dollars per share)	$ 0.02	0.13	(0.43)	0.41
Basic net income from discontinued operations per ordinary share (in RMB or dollars per share)			0.13	0.03
Net income (loss) (in RMB or dollars per share)	$ 0.02	0.13	(0.30)	0.44
Basic net income (loss) from continuing operations per ADS (in RMB or dollars per share)	$ 0.42	2.60	(8.51)	8.20
Basic net income from discontinued operations per ADS (in RMB or dollars per share)			2.54	0.62
Net income (loss) (in RMB or dollars per ADS)	$ 0.42	2.60	(5.97)	8.82
Diluted:
Net income (loss) from continuing operations	20,022	124,737	(744,090)	386,665
Net income from discontinued operations			127,553	29,665	(17,372)
Less: Net loss attributable to the noncontrolling interests	(926)	(5,773)	(317,163)	(5,978)
Net income (loss) attributable to the Company's shareholders		130,510	(299,374)	422,308
Weighted average number of ordinary shares outstanding	1,002,308,275	1,002,308,275	1,002,810,673	958,029,717
Share options	2,993,694	2,993,694		32,288,811
Weighted average number of diluted shares outstanding	1,005,301,969	1,005,301,969	1,002,810,673	990,318,528
Diluted net income (loss) from continuing operations per ordinary share (in RMB or dollars per share)	$ 0.02	0.13	(0.43)	0.40
Diluted net income from discontinued operations per ordinary share (in RMB or dollars per share)			0.13	0.03
Net income (loss) (in RMB or dollars per share)	$ 0.02	0.13	(0.30)	0.43
Diluted net income (loss) from continuing operations per ADS (in RMB or dollars per share)	$ 0.42	2.60	(8.51)	7.93
Diluted net income from discontinued operations per ADS (in RMB or dollars per share)			2.54	0.60
Net income (loss) (in RMB or dollars per ADS)	$ 0.42	2.60	(5.97)	8.53
Antidilutive securities excluded from computation of diluted earnings per share	46,225,381	46,225,381	16,158,418